SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of contract liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	¥ 114,806		¥ 60,551	¥ 45,754
Derecognition of contract liability	(1,410)		(772)	(2,031)
Customer prepayments	71,757		142,719	65,539
Revenue recognized	(106,459)		(87,692)	(48,711)
Ending balance	¥ 78,694	$ 11,230	¥ 114,806	¥ 60,551